NOTES PAYABLE (Details Textual) - Brushy Resources, Inc [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Nov. 24, 2015	Dec. 31, 2014	Jun. 27, 2013
Line of Credit Facility [Line Items]
Business Combination Payment Of Refundable Deposits	$ 2,358,000	$ 1,750,000
Credit Agreement [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 100,000,000
Current interest rate					0.00%
Borrowings outstanding	11,363,000	$ 12,600,000		$ 22,500,000
Floor rate		0.00%
Forbearance Agreement [Member]
Line of Credit Facility [Line Items]
Borrowings outstanding			$ 11,000,000
Reduction in principal due	$ 406,720	$ (406,720)